Investment Advisor:
STI Capital Management, N.A.

STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by an affiliate of SunTrust Banks, Inc.

Distributor
SEI Financial Services Company

This information must be preceded or
accompanied by a current prospectus for
each Fund described.

                                     Annual
                                Financial Report
                           STI Classic Variable Trust

                                 [Logo Omitted]

                               December 31, 1996

                           STI Classic Variable Trust

Dear STI Classic Variable Trust Shareholders:

The following 1996 Annual Financial Report provides you a detailed summary of each of the STI Classic Variable Trust Funds. The STI Classic Funds have presented investors exposure to a variety of investment opportunities since 1992. We developed the five STI Classic Variable Trust Funds specifically to meet the rapidly changing needs of today's investor. Each of these funds offers an investment discipline that identifies a specific mix of risk and return. Together, the STI Classic Variable Trust Funds compliment one another, providing access to different segments of the stock and bond markets. The combination of these funds is intended to offer an investment program for almost any investor.

The STI Classic Funds and STI Classic Variable Trust Funds are well-established fund families, nationally recognized for the diversity and quality of investment options that they provide. As an advisor to the STI Classic Funds and STI Classic Variable Trust Funds, STI Capital Management is committed to providing you quality investment products which will aid you in achieving your investment objectives.

I hope the following information is useful to you. It is intended to give you a better understanding of how our portfolio managers are investing your money. Thank you for your interest and participation in the STI Classic Variable Trust Funds. We look forward to many successful years of investing in the future.

                           Sincerely,




                           /S/ SIGNATURE

                           Anthony R. Gray
                           Chief Executive Officer and Chief Investment Officer STI Capital Management, N.A.

                            VALUE INCOME STOCK FUND
                            -----------------------

The Value Income Stock Fund (the "Fund") seeks to provide a high level of total return through investment in equity assets of high yielding, undervalued companies.

The Fund's investment philosophy is a very structured, methodical approach to purchasing stocks. The bottom-up approach has three key factors to consider in all investment decisions -- minimum dividend yield criteria, low historical relative valuation, and a fundamental catalyst which could upwardly value the individual security.

Most securities in the Fund's portfolio have a dividend yield of at least the average stock held in the S&P 500 market index. By screening for only high yielding securities, the Fund is ensured a high dividend component for the total return. Stocks are then screened on a relative historical valuation basis. Quantitative review is conducted on the Price to Book, Price to Earnings, Price to Cash Flow and Yield data for the past several years. Only stocks trading in the bottom third of their historical range (based on certain acceptable criteria) have the potential to be added to the portfolio. Finally, traditional fundamental analysis is applied to determine a catalyst which could, when recognized by other investors, revalue the stock positively. Only securities which appear to have a reason for attracting investor attention are then selected to be held in the Fund's portfolio.

The Fund generated a total return of 18.64% for the year. This return underperformed the Lipper Equity Income Funds Average and the S&P/BARRA Value Index by 0.21% and 3.34% respectively, due to the conservative selection of securities held in the Fund. Securities held in the Fund must meet strict yield and value requirements. During 1996 many value securities with low or no yield performed well, fluctuating with the market in general.

[LINE GRAPH]
A line graph depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Fund as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

Period Ended   Growth of $10,000         Growth of $10,000  Growth of $10,000
               Invested in the STI       Invested in the    Invested in the
               Classic Variable Trust    S&P/BARRA Value    Lipper Equity Income
               Value Income Stock Fund   Index              Funds Average
10/31/95          $10,000                   $10,000            $10,000
12/31/95          $10,828                   $10,816            $10,688
12/31/96          $12,846                   $13,193            $12,702

-----------------------------------
     One Year  Annualized Inception
      Return         to Date
-----------------------------------
      18.64%          21.37%
-----------------------------------
Past performance is no indication of future performance.

                              MID-CAP EQUITY FUND
                              -------------------

The Mid-Cap Equity Fund (the "Fund") seeks to provide capital appreciation by investing in a diversified portfolio of equity assets of small-cap and mid-cap companies with above-average growth of earnings.

Mid-cap securities, between $300 million to $6 billion market capitalization, with a strong growth history are the primary consideration for this investment philosophy. these companies are evaluated relative to their industry sector and the market in general. Each industry sector is considered in relation to the business cycle, and the portfolio maintains large positions in the sectors which appear to perform best in the given cycle. Stocks that fall within favored sectors are analyzed based on fundamentals -- the quality of earnings, dependability of growth rates, and relative attractiveness of price/earnings ratios.

The Fund begins with securities presenting strong earnings growth relative to historical numbers. Then, business cycle analysis, sector rotation, and stock selection are applied in trading the portfolio. By evaluating the relative value of the various industry sectors at different points in the business cycle, sectors are identified that will perform well in a given environment. Stocks that fall within favored sectors are analyzed based on fundamentals -- the quality of earnings, dependability of growth rates, relative attractiveness of price/earnings ratios and the yield of the security.

The Fund underperformed relative to its index (the S&P 400 Mid-Cap) as the larger, more liquid names in the index exhibited the best performance. The Fund market cap is limited to $5 billion. The stocks in the Index above $5 billion market cap contributed 3.4% of the total 19.2% return for the S&P 400 Mid-Cap Index.

The Fund benefited from its overweight position in the energy sector, and also from its technology and financials exposure. Profits have been taken in several names in the financials sector as valuations fully reflect current positive fundamentals in that group.


Going forward, the Fund continues to focus on undervalued growth opportunities and is currently favorable toward the healthcare and technology sectors.


[LINE GRAPH]
A line graph depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Fund as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmark.

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

Period Ended       Growth of $10,000         Growth of $10,000
                   Invested in the STI       Invested in the
                   Classic Variable Trust    S&P Mid-Cap
                   Mid-Cap Equity Fund       400 Index
  10/31/95           $10,000                   $10,000
  12/31/95           $10,226                   $10,408
  12/31/96           $11,868                   $12,410

-----------------------------------
     One Year  Annualized Inception
      Return         to Date
-----------------------------------
      16.05%         15.56%
-----------------------------------

Past performance is no indication of future performance.
3

                              CAPITAL GROWTH FUND
                              -------------------

The investment objective of the Capital Growth Fund (the "Fund") is to provide capital appreciation by investing in a diversified portfolio of equity assets which have a consistent record of earnings growth and are relatively undervalued in the marketplace.

Large capitalization stocks with a strong growth history are the primary consideration for this investment philosophy. Out of this universe of companies, a security is selected for the portfolio when it appears undervalued based on the relative earnings ratios. In order to make this relative value comparison, each stock is compared to its own historical price earnings ratio range, to other stocks in the sector, and to the stock market as measured by indices such as the Standard & Poor's 500 Index.

The Fund focuses on business cycle analysis, sector rotation and stock selection when trading the portfolio. By evaluating the relative value of the various industry sectors at different points in the business cycle, sectors are identified that will perform well in a given environment. Stocks that fall within favored sectors are analyzed based on fundamentals -- the quality of earnings, dependability of growth rates, relative attractiveness of price/earnings ratios and the yield of the security.

The Fund finished the year with a total return of 23.75%. Exposure to the technology, financial and energy sectors of the market provided returns which outperformed the Lipper Growth Funds Average and the S&P 500 Composite Index by 4.51% and 0.81% respectively. The Fund invests in large cap securities which have a historical trend of growth in earnings. The Fund has performed well in a market environment with slowing momentum, providing the manager an opportunity to invest in well-valued companies.

[LINE GRAPH]
A line graph depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Fund as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

Period Ended   Growth of $10,000         Growth of $10,000  Growth of $10,000
               Invested in the STI       Invested in the    Lipper Growth
               Classic Variable Trust    S&P 500 Composite  Funds Average
               Capital Growth Fund       Index
 10/31/95          $10,000                   $10,000            $10,000
 12/31/95          $10,632                   $10,640            $10,394
 12/31/96          $13,157                   $13,081            $12,394

-----------------------------------
     One Year  Annualized Inception
      Return         to Date
-----------------------------------
      23.75%         25.21%
-----------------------------------

Past performance is no indication of future performance.

                           INVESTMENT GRADE BOND FUND
                           --------------------------

The Investment  Grade Bond Fund (the "Fund") seeks to provide as high a level of
total  return  through  income  and  capital   appreciation   primarily  through
investment  in high  quality  fixed  income  securities.

The Fund utilizes an investment philosophy which minimizes risk, while attempting to outperform selected market indices. The core portfolio is structured around the composition of the Lehman Government/Corporate Bond Index. The composition of the index is reviewed and quantitative historical data is analyzed to determine the optimal spread ranges of the different market sectors.

Once the optimum market sectors are selected, an over- or under-weighting is developed in different sectors by investing in well-valued issues. All securities purchased are carefully reviewed for value. Yield curve analysis and credit ratings are an important part of this process.

A level of technical analysis is then applied to assist in duration structure keeping the portfolio within 15% of the duration of the Lehman
Government/Corporate Bond Index. By aggressively applying this investment philosophy to the fixed income markets, the Fund attempts to provide at or above market returns while keeping portfolio risk well below the market indicators and most fixed income managers.

The total return for the Fund was 2.29% for the year. The Fund underperformed the Lehman Government/ Corporate Bond Index and the Lipper Intermediate Investment-Grade Debt Average by 0.62% and 0.83% respectively, due to the Fund's limited exposure to the corporate sector. Additionally, the Fund held a large percentage of well-valued mortgage securities, which did not keep up with the more overpriced corporate securities. The Fund closely monitors the value of different sectors of the yield curve and invests in securities that provide the greatest potential opportunity for appreciation.


[LINE GRAPH]
A line graph depicting the growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the Fund as compared with the growth of a hypothetical investment of $10,000 in the Fund's benchmarks.

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT

Period Ended    Growth of $10,000           Growth of $10,000    Growth of $10,000
                Invested in the STI         Invested in the      Lipper Intermediate
                Classic Variable Trust      Lehman Government/   Investment-Grade
                Investment Grade Bond Fund  Corporate Index      Debt Average
   10/31/95          $10,000                     $10,000              $10,000
   12/31/95          $10,295                     $10,314              $10,270
   12/31/96          $10,531                     $10,615              $10,590

-----------------------------------
     One Year  Annualized Inception
      Return         to Date
-----------------------------------
      2.29%            4.83%
-----------------------------------

Past performance is no indication of future performance.

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

VALUE INCOME STOCK FUND
----------------------------------------------------------------------
                                                 SHARES   VALUE (000)
----------------------------------------------------------------------
  COMMON STOCK (96.2%)
  AUTOMOTIVE (2.1%)
      Echlin                                     10,300   $    326
      Ford Motor                                 10,100        322
                                                          --------
                                                               648
                                                          --------
  BANKS (6.2%)
      AmSouth Bancorp                            3,200         155
      Central Fidelity Banks                     6,050         156
      Crestar Financial                          2,600         193
      First of America Bank                      2,600         156
      First American-Tennessee                   3,200         184
      Fleet Financial Group                      6,000         299
      Great Western Financial                    5,300         154
      Magna Group                                5,000         147
      Merchantile Bancorp                        3,500         180
      Signet Banking                             5,300         163
      Summit Bancorp                             3,670         161
                                                          --------
                                                             1,948
                                                          --------
  CHEMICALS (6.9%)
      Akzo NV ADR                                2,400         162
      Ethyl                                     34,900         336
      Imperial Chemical
         Industries ADR                          8,900         463
      Nalco Chemical                             8,100         293
      Olin                                       8,800         331
      Rohm & Haas                                3,200         261
      Witco Chemical                            10,400         317
                                                          --------
                                                             2,163
                                                          --------
  ELECTRICAL EQUIPMENT (1.4%)
      General Signal                            10,500         449
                                                          --------
  FINANCIAL - INSURANCE (7.4%)
      American Financial Group                   8,300         313
      American General                          11,300         462
      ITT Hartford Group                         6,800         459
      Lincoln National                           9,000         472
      Providian                                  5,600         288
      Torchmark                                  6,300         318
                                                          --------
                                                             2,312
                                                          --------
----------------------------------------------------------------------
                                                 SHARES    VALUE (000)
----------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (7.3%)
      BAT Industries ADR                        19,300    $    318
      Cadbury Schweppes PLC ADR                 11,300         386
      ConAgra                                    6,300         313
      CPC International                          6,400         496
      Grand Metropolitan ADR                    14,600         462
      McCormick                                 12,600         297
                                                          --------
                                                             2,272
                                                          --------
  HEALTHCARE (5.4%)
      Bristol-Myers Squibb                       2,900         315
      Glaxo PLC ADR                             12,500         397
      Pharmacia & Upjohn                        17,100         678
      Schering Plough                            4,400         285
                                                          --------
                                                             1,675
                                                          --------
  HOUSEHOLD PRODUCTS (5.8%)
      Masco                                     12,700         457
      Maytag                                    15,000         296
      Philips Electronics ADR                   12,100         484
      Snap-On Tools                              6,850         244
      Stanley Works                             12,100         327
                                                          --------
                                                             1,808
                                                          --------
  LUMBER & WOOD PRODUCTS (1.5%)
      Georgia-Pacific                            6,700         482
                                                          --------
  MACHINERY (3.1%)
      Cooper Industries                         12,100         510
      Tenneco*                                  10,000         451
                                                          --------
                                                               961
                                                          --------
  MEDICAL PRODUCTS & SERVICES (3.2%)
      Baxter International                      15,600         640
      C.R. Bard                                 12,400         347
                                                          --------
                                                               987
                                                          --------

----------------------------------------------------------------------
                                                SHARES     VALUE (000)
----------------------------------------------------------------------
  METALS & MINING (2.7%)
      Allegheny Teledyne                         9,400    $    216
      Phelps Dodge                               2,700         182
      Reynolds Metals                            7,900         445
                                                          --------
                                                               843
                                                          --------
  MISCELLANEOUS (3.7%)
      ITT Industries                            26,400         647
      Kelly Services, Cl A                       8,100         219
      Ogden                                     15,900         298
                                                          --------
                                                             1,164
                                                          --------
  MISCELLANEOUS CONSUMER SERVICES (0.9%)
      H & R Block                               10,000         290
                                                          --------
  PAPER & PAPER PRODUCTS (3.2%)
      Consolidated Papers                        3,200         157
      International Paper                       12,300         497
      Tambrands                                  8,400         343
                                                          --------
                                                               997
                                                          --------
  PETROLEUM & FUEL PRODUCTS (9.5%)
      Amoco                                      7,700         620
      Chevron                                    7,500         487
      Mobil                                      3,900         477
      Occidental Petroleum                      13,600         318
      Phillips Petroleum                         9,700         429
      Questar                                    4,100         151
      Sun Company                                6,800         166
      USX-Marathon Group                        13,100         313
                                                          --------
                                                             2,961
                                                          --------
  PRINTING & PUBLISHING (6.7%)
      American Greetings, Cl A                  15,300         434
      Deluxe                                     5,400         177
      Dow Jones                                 14,300         484
      McGraw-Hill                               10,600         489
      Reader's Digest, Cl A                      4,300         173
      R.R. Donnelley & Sons                     10,900         342
                                                          --------
                                                             2,099
                                                          --------
----------------------------------------------------------------------
                                                SHARES     VALUE (000)
----------------------------------------------------------------------
  RETAIL (2.9%)
      J.C. Penney                                9,100    $    444
      May Department Stores                      6,600         309
      Mercantile Stores                          2,800         138
                                                          --------
                                                               891
                                                          --------
  RUBBER & PLASTIC (1.1%)
      Rubbermaid                                15,200         346
                                                          --------
  TECHNOLOGY (2.0%)
      AMP                                       16,300         626
                                                          --------
  TRANSPORTATION (0.7%)
      Ryder System                               7,200         203
                                                          --------
  UTILITIES (12.5%)
      Alltel                                    13,400         420
      AT&T                                       8,100         352
      Central & South West                      11,600         297
      Frontier                                  18,200         412
      GPU                                        9,600         323
      GTE                                       12,900         587
      PacifiCorp                                15,100         310
      Southern                                  21,800         493
      Southern New England Telecom               9,500         369
      Sprint                                     8,500         339
                                                          --------
                                                             3,902
                                                          --------
  Total Common Stock
  (Cost $28,697)                                            30,027
                                                          --------

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

VALUE INCOME STOCK FUND--CONCLUDED
----------------------------------------------------------------------
                                              FACE
                                          AMOUNT (000)  VALUE (000)
----------------------------------------------------------------------
  REPURCHASE  AGREEMENT (9.3%)
      Morgan Stanley
      6.200%, dated 12/31/96, matures
      01/02/97, repurchase price $2,915,078
      (collateralized by FNMA, par value
      $3,960,000, 6.306%, 09/25/07:
      market value $3,000,190)                 $2,914      $ 2,914
                                                           -------
  Total Repurchase Agreement
      (Cost $2,914)                                          2,914
                                                           -------
  Total Investments (105.5%)
      (Cost $31,611)                                        32,941
                                                           -------
  OTHER ASSETS AND LIABILITIES (-5.5%)
      Payable for investment
          securities purchased                              (1,772)
      Other assets and liabilities, net                         47
                                                           -------
      Total Other Assets and Liabilities                    (1,725)
                                                           -------
----------------------------------------------------------------------
                                                        VALUE (000)
----------------------------------------------------------------------
  NET ASSETS:
      Portfolio Shares
      (unlimited authorization -- no
      par value) based on
      2,515,729 outstanding
      shares of beneficial interest                        $28,753
      Accumulated net realized gain
          on investments                                     1,127
      Net unrealized appreciation on
          investments                                        1,330
      Undistributed net investment income                        6
                                                           -------
  Total Net Assets (100.0%)                                $31,216
                                                           =======
  Net Asset Value, Offering Price and
  Redemption Price Per Share                                $12.41
                                                           =======
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MID-CAP EQUITY FUND (FORMERLY THE AGGRESSIVE GROWTH FUND)
----------------------------------------------------------------------
                                                 SHARES    VALUE (000)
----------------------------------------------------------------------
  COMMON STOCK (91.8%)
  AEROSPACE & DEFENSE (1.2%)
      Sundstrand                                 4,000    $    170
                                                          --------
  AUTOMOTIVE (3.7%)
      Harley-Davidson                            3,700         174
      Lear*                                      6,000         205
      Magna International, Cl A                  2,700         150
                                                          --------
                                                               529
                                                          --------
  BANKS (6.7%)
      Bancorp Hawaii                             1,900          80
      Crestar Financial                          1,500         112
      First Security                             3,750         127
      Northern Trust                             3,800         138
      Regions Financial                          1,400          72
      Republic New York                          1,600         131
      Southtrust                                 1,900          66
      Summit Bancorp                             3,000         131
      Trustmark                                  3,800          97
                                                          --------
                                                               954
                                                          --------
  BUILDING (0.9%)
      Foster Wheeler                             3,400         126
                                                          --------
  CHEMICALS (1.8%)
      IMC Fertilizer Group                       6,700         262
                                                          --------
  COMPUTERS & SERVICES (2.2%)
      BA Merchant Services*                      5,000          89
      Ceridian*                                  3,500         142
      Structural Dynamics Research*              4,500          90
                                                          --------
                                                               321
                                                          --------
  ELECTRICAL EQUIPMENT (4.1%)
      General Signal                             1,300          56
      Hubbell, Cl B                              3,800         164
      Solectron*                                 3,200         171
      Teradyne*                                  8,000         195
                                                          --------
                                                               586
                                                          --------
----------------------------------------------------------------------
                                                 SHARES    VALUE (000)
----------------------------------------------------------------------
  ENTERTAINMENT (0.8%)
      International Speedway*                    5,500    $    113
                                                          --------
  ENVIRONMENTAL SERVICES (2.2%)
      USA Waste Services*                       10,000         319
                                                          --------
  FINANCIAL - INSURANCE (4.4%)
      Equitable of Iowa                          2,000          92
      Healthcare Compare*                        2,000          85
      MGIC Investment                            3,000         228
      Progressive of Ohio                        2,000         135
      Sunamerica                                 2,100          93
                                                          --------
                                                               633
                                                          --------
  FOOD, BEVERAGE & TOBACCO (2.6%)
      Dole Food                                  4,600         156
      Nabisco Holdings, Cl A                     5,500         214
                                                          --------
                                                               370
                                                          --------
  HEALTHCARE (9.6%)
      Apria Healthcare Group*                    7,000         131
      Allergan                                   5,050         180
      Biogen*                                    1,000          39
      Elan*                                      4,700         156
      Healthcare & Retirement*                   2,500          72
      Nellcor*                                   6,500         142
      Pacificare Health Systems, Cl B*           1,800         153
      Tenet Healthcare*                          6,600         144
      Teva Pharmaceuticals ADR                   3,900         196
      Watson Pharmaceuticals*                    3,700         166
                                                          --------
                                                             1,379
                                                          --------
  HOUSEHOLD PRODUCTS (1.1%)
      Stanley Works                              5,600         151
                                                          --------
  MACHINERY (3.2%)
      Agco                                       8,100         232
      American Standard Companies*               2,100          80
      York International                         2,700         151
                                                          --------
                                                               463
                                                          --------

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

MID-CAP EQUITY FUND--CONCLUDED (FORMERLY THE AGGRESSIVE GROWTH FUND)
----------------------------------------------------------------------
                                                SHARES    VALUE (000)
----------------------------------------------------------------------
  MEDIA (1.4%)
      American Greetings, Cl A                   1,800    $     51
      New York Times, Cl A                       3,700         141
                                                          --------
                                                               192
                                                          --------
  MEDICAL PRODUCTS & SERVICES (2.6%)
      Depuy*                                     7,000         142
      Vencor*                                    4,000         126
      Xomed Surgical Products*                   5,000         100
                                                          --------
                                                               368
                                                          --------
  METALS & MINING (1.7%)
      Potash of Saskatchewan                     2,900         246
                                                          --------
  MISCELLANEOUS (1.6%)
      Fisher Scientific International            2,700         127
      Molten Metal Technology*                   8,700         102
                                                          --------
                                                               229
                                                          --------
  PAPER & PAPER PRODUCTS (0.7%)
      Westvaco                                   3,500         101
                                                          --------
  PETROLEUM & FUEL PRODUCTS (9.3%)
      Anadarko Petroleum                         3,900         253
      Apache                                     2,500          88
      Kerr-McGee                                 4,100         295
      Noble Affiliates                           3,700         177
      Questar                                    3,800         140
      Tosco                                      2,000         158
      Western Atlas*                             3,000         213
                                                          --------
                                                             1,324
                                                          --------
  RETAIL (10.2%)
      Cracker Barrel Old Country Stores          5,500         140
      Dollar General                             5,150         165
      Fred Meyer*                                3,700         131
      Hannaford Brothers                         6,200         211
      Men's Wearhouse*                           7,600         186
      Price/Costco*                              9,100         229
      Staples*                                  15,150         274
----------------------------------------------------------------------
                                                SHARES    VALUE (000)
----------------------------------------------------------------------
 RETAIL (CONTINUED)
      Wendy's International                      6,000    $    123
                                                          --------
                                                             1,459
                                                          --------
  TECHNOLOGY (5.3%)
      Adobe Systems                              5,300         198
      Cadence Design Systems*                    3,300         131
      Informix*                                 10,500         214
      Network General*                           4,000         121
      Symantec*                                  6,300          91
                                                          --------
                                                               755
                                                          --------
  TELEPHONES & TELECOMMUNICATION (9.1%)
      360 Communications*                        6,500         150
      ADC Telecommunications*                    2,500          78
      Analog Devices*                            6,400         217
      Atmel*                                     6,550         217
      Cabletron Systems*                         2,000          66
      Century Telephone Enterprises              6,300         194
      Millipore                                  3,500         145
      Molex                                      2,100          82
      Nextel Communications, Cl A*              11,500         150
                                                          --------
                                                             1,299
                                                          --------
  TRANSPORTATION (1.6%)
      Atlantic Southeast Airlines                6,300         138
      Illinois Central                           3,000          96
                                                          --------
                                                               234
                                                          --------
  UTILITIES (3.1%)
      Southwestern Public Service                6,000         212
      Wisconsin Energy                           8,500         228
                                                          --------
                                                               440
                                                          --------
 WHOLESALE (0.7%)
      Prosource*                                 8,500         101
                                                          --------
  Total Common Stock
      (Cost $12,421)                                        13,124
                                                          --------

--------------------------------------------------------------------
                                          SHARES/FACE
                                          AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------
  REPURCHASE AGREEMENT  (11.1%)
    Morgan Stanley
     5.950%, dated 12/31/96,
     matures 01/02/97, repurchase
     price $1,590,286 (collateralized
     by U.S. Treasury Note, par
     value $1,560,000, 6.875%,
     08/31/99: market value
     $1,632,945)                              $1,590         $  1,590
                                                             --------
  Total Repurchase Agreement
      (Cost $1,590)                                             1,590
                                                             --------
  Total Investments (102.9%)
      (Cost $14,011)                                           14,714
                                                             --------
  OTHER ASSETS AND LIABILITIES, NET (-2.9%)                      (420)
                                                             --------
--------------------------------------------------------------------
                                                     VALUE (000)
--------------------------------------------------------------------
  NET ASSETS:
      Portfolio Shares (unlimited
         authorization -- no par
         value) based on 1,205,572
         outstanding shares of
         beneficial interest                                  $12,880
      Accumulated net realized
         gain on investments                                      711
      Net unrealized appreciation
         on investments                                           703
                                                             --------
  Total Net Assets (100.0%)                                   $14,294
                                                             ========
 Net Asset Value, Offering Price and
  Redemption Price Per Share                                   $11.86
                                                             ========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

CAPITAL GROWTH FUND
-----------------------------------------------------------------------
                                                SHARES     VALUE (000)
-----------------------------------------------------------------------
  COMMON STOCK (84.7%)
  AEROSPACE & DEFENSE (4.7%)
      Allied Signal                              6,000     $   402
      Boeing                                     1,000         106
      Lockheed Martin                            2,200         201
      Textron                                    2,100         198
      United Technologies                        4,100         271
                                                           -------
                                                             1,178
                                                           -------
  AIR TRANSPORTATION (0.8%)
      Delta Air Lines                            1,500         106
      UAL*                                       1,300          81
                                                           -------
                                                               187
                                                           -------
  AUTOMOTIVE (1.6%)
      General Motors                             2,300         128
      Lear*                                      8,000         273
                                                           -------
                                                               401
                                                           -------
  BANKS (5.9%)
      Barnett Banks of Florida                   1,000          41
      Boatmen's Bancshares                       2,100         135
      Chase Manhattan Bank                       2,300         205
      Cullen/Frost Bankers                       5,000         166
      First Chicago NBD                          2,700         145
      First Union                                2,700         200
      Mellon Bank                                4,200         298
      Norwest                                    3,500         152
      Southern National                          4,000         145
                                                           -------
                                                             1,487
                                                           -------
  BEAUTY PRODUCTS (2.5%)
      Avon Products                              6,000         343
      Colgate-Palmolive                          3,200         295
                                                           -------
                                                               638
                                                           -------
--------------------------------------------------------------------
                                                SHARES   VALUE (000)
--------------------------------------------------------------------
  BUILDING (2.5%)
      American Standard Companies*               3,900    $    149
      Fluor                                      1,700         107
      Foster Wheeler                             1,800          67
      Halliburton                                4,800         289
                                                          --------
                                                               612
                                                          --------
  CHEMICALS (2.6%)
      E.I. du Pont de Nemours                    1,400         132
      Hercules                                   2,000          86
      IMC Fertilizer Group                       2,000          78
      Monsanto                                   3,100         121
      Morton International                       4,100         167
      W.R. Grace & Company                       1,600          83
                                                          --------
                                                               667
                                                          --------
  COMPUTERS & SERVICES (6.3%)
      Automatic Data Processing                    800          34
      Cadence Design Systems*                    3,500         139
      Ceridian*                                  2,700         109
      Cisco Systems*                             5,400         344
      Electronic Data Systems                    3,200         138
      Hewlett Packard                            4,900         246
      IBM                                        1,500         227
      Informix*                                  1,000          20
      Microsoft*                                 4,000         331
                                                          --------
                                                             1,588
                                                          --------
  ELECTRICAL EQUIPMENT (3.5%)
      General Electric                           5,200         514
      General Signal                             6,600         282
      Thomas & Betts                             1,906          85
                                                          --------
                                                               881
                                                          --------

----------------------------------------------------------------------
                                                SHARES     VALUE (000)
----------------------------------------------------------------------
  ENVIRONMENTAL SERVICES (1.5%)
      USA Waste Services*                        4,500    $    143
      Wheelabrator Technologies                  6,000          98
      WMX Technologies                           4,100         134
                                                          --------
                                                               375
                                                          --------
  FINANCIAL SERVICES (0.7%)
      FNMA                                       4,000         149
      GCR Holdings                               1,200          27
                                                          --------
                                                               176
                                                          --------
  FOOD, BEVERAGE & TOBACCO (5.7%)
      Coca Cola                                  5,300         279
      ConAgra                                    2,500         124
      CPC International                          4,600         356
      Philip Morris                              1,900         214
      Ralston Purina Group                       3,000         220
      Sysco                                      3,300         108
      UST                                        4,000         129
                                                          --------
                                                             1,430
                                                          --------
  GAS/NATURAL GAS (1.1%)
      Consolidated Natural Gas                   3,000         166
      Enron                                      2,800         121
                                                          --------
                                                               287
                                                          --------
  HOUSEHOLD (2.0%)
      Duracell International                     3,200         224
      Gillette                                     300          23
      Newell                                     1,700          54
      Procter & Gamble                           2,000         215
                                                          --------
                                                               516
                                                          --------
-----------------------------------------------------------------------
                                                SHARES     VALUE (000)
-----------------------------------------------------------------------
  HEALTHCARE (11.2%)
      Allergan                                   4,900    $    175
      American Home Products                     3,200         188
      Amgen*                                     2,300         125
      Baxter International                       4,000         164
      Bristol-Myers Squibb                         500          54
      Columbia/HCA Healthcare                    8,700         355
      Johnson & Johnson                          7,950         396
      Merck                                      4,900         388
      Ornda Healthcorp*                          3,600         105
      Pacificare Health Systems, Cl B*           1,800         153
      Pfizer                                     1,600         133
      Schering Plough                            2,800         181
      SmithKline Beecham PLC                     3,600         245
      Vencor*                                    4,600         145
                                                          --------
                                                             2,807
                                                          --------
  INSURANCE (4.0%)
      American International Group               3,300         357
      Chubb                                        600          32
      CMAC Investment                            5,200         191
      ITT Hartford Group                         3,000         202
      Travelers                                  2,333         106
      Washington National                        4,000         110
                                                          --------
                                                               998
                                                          --------
  LEISURE (2.6%)
      Carnival                                   5,600         185
      Marriott                                   1,100          61
      Mattel                                     6,400         178
      Viacom, Cl B*                              3,000         105
      Walt Disney                                1,719         120
                                                          --------
                                                               649
                                                          --------

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

CAPITAL GROWTH FUND--CONCLUDED
-----------------------------------------------------------------------
                                                SHARES     VALUE (000)
-----------------------------------------------------------------------
  MACHINERY (3.4%)
      Black & Decker                             3,500    $    105
      Deere                                      5,000         203
      Dover                                      1,200          60
      Dresser Industries                         1,200          37
      Pall                                       4,400         112
      Tyco Labs                                  6,500         344
                                                          --------
                                                               861
                                                          --------
  MEDICAL PRODUCTS & SERVICES (1.8%)
      Becton Dickinson                           2,800         121
      Health Images                              2,500          42
      HEALTHSOUTH Rehabilitation*                4,000         154
      Tenet Healthcare*                          6,000         131
                                                          --------
                                                               448
                                                          --------
  METALS & MINING (0.8%)
      Aluminum of America                        2,000         128
      Potash of Saskatchewan                     1,000          85
                                                          --------
                                                               213
                                                          --------
  MISCELLANEOUS BUSINESS SERVICES (1.2%)
      Oracle Systems*                            2,800         117
      First Data                                 5,000         183
                                                          --------
                                                               300
                                                          --------
  PETROLEUM & FUEL PRODUCTS (3.0%)
      Kerr-McGee                                 3,500         252
      Mobil                                      3,000         367
      Union Pacific Resources Group              5,101         149
                                                          --------
                                                               768
                                                          --------
  PRINTING & PUBLISHING (2.2%)
      Gannett                                    4,200         314
      McGraw-Hill                                4,000         185
      New York Times, Cl A                       1,400          53
                                                          --------
                                                               552
                                                          --------
----------------------------------------------------------------------
                                                SHARES    VALUE (000)
----------------------------------------------------------------------
  PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.0%)
      Eastman Kodak                              3,200    $    257
                                                          --------
  RETAIL (7.6%)
      American Stores                            6,300         258
      CVS                                        5,800         240
      Federated Department Stores*               6,100         208
      Home Depot                                 4,700         236
      Intimate Brands                            2,100          36
      McDonald's                                 3,100         140
      Office Depot*                              8,300         147
      Price/Costco*                              5,800         146
      Staples*                                   2,500          45
      Vons*                                      3,300         198
      Wal-Mart Stores                            9,100         208
      Wendy's International                      3,000          61
                                                          --------
                                                             1,923
                                                          --------
  SEMI-CONDUCTORS/INSTRUMENTS (0.5%)
      Motorola                                   1,900         117
                                                          --------
  SERVICE (0.3%)
      Molten Metal Technology*                   5,600          66
                                                          --------
  TECHNOLOGY (2.1%)
      Intel                                      1,600         210
      Scientific-Atlanta                         2,000          30
      TCI Satellite Entertainment*                 300           3
      Xerox                                      5,300         279
                                                          --------
                                                               522
                                                          --------

----------------------------------------------------------------------
                                           SHARES/FACE
                                           AMOUNT (000)  VALUE (000)
----------------------------------------------------------------------
  TELEPHONES & TELECOMMUNICATION (1.3%)
      Airtouch Communications*                   1,700    $     43
      L.M. Ericsson Telephone ADR                2,800          85
      Lucent Technologies                        4,593         212
                                                          --------
                                                               340
                                                          --------
  TRANSPORTATION (0.3%)
      Burlington Northern Santa Fe               900            78
                                                          --------
  Total Common Stock
  (Cost $19,964)                                            21,322
                                                          --------
  CONVERTIBLE PREFERRED STOCK (3.8%)
      American General Finance, CV to
         1.2288 shares                           4,000         220
      Crown Cork & Seal, CV to
         .9112 shares                            2,600         135
      International Paper, CV to
         .9259 shares                            1,800          82
      Microsoft*, CV to 1.00 shares              4,000         321
      Occidental Petroleum, CV to
         2.1970 shares                           1,600          90
      Sunamerica, CV to 1.00 shares              2,600         110
                                                          --------
  Total Convertible Preferred Stock
  (Cost $921)                                                  958
                                                          --------
  REPURCHASE AGREEMENT (9.8%)
      Morgan Stanley
      6.200%, dated 12/31/96,
      matures 01/02/97, repurchase
      price $2,480,551 (collateralized
      by FNMA obligation, par value
      $2,471,000, 9.000%, 12/01/17:
      total market value
      $2,550,029)                               $2,480       2,480
                                                          --------
  Total Repurchase Agreement
  (Cost $2,480)                                              2,480
                                                          --------
---------------------------------------------------------------------
                                                         VALUE (000)
---------------------------------------------------------------------
  Total Investments (98.3%)
  (Cost $23,365)                                          $ 24,760
                                                          --------
  OTHER ASSETS AND LIABILITIES, NET (1.7%)                     429
                                                          --------
  NET ASSETS:
      Portfolio Shares (unlimited
         authorization -- no par
         value) based on 1,928,508
         outstanding shares of
         beneficial interest                                22,449
      Accumulated net realized gain
         on investments                                      1,344
      Net unrealized appreciation
         on investments                                      1,395
      Undistributed net investment income                        1
                                                          --------
  Total Net Assets (100.0%)                               $ 25,189
                                                          ========
  Net Asset Value, Offering Price and
     Redemption Price Per Share                             $13.06
                                                          ========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

INVESTMENT GRADE BOND FUND
-----------------------------------------------------------------------
                                                FACE
                                            AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------------
  CORPORATE OBLIGATIONS (40.3%)
      Aristar
      6.750%, 05/15/99                          $500       $   504
      Franklin Resources, MTN
      6.190%, 12/15/99                           100            99
      General Electric Capital
      6.660%, 05/01/18                           150           150
      General Motors Acceptance, MTN
      6.750%, 11/04/04                           200           197
      Household Finance, MTN
      7.150%, 06/15/00                           250           255
      Lockheed Martin
      6.550%, 05/15/99                           250           251
      May Department Stores
      6.875%, 11/01/05                           100           100
      Merrill Lynch, MTN, Ser B
      6.375%, 10/17/00                           200           198
      Philip Morris
      6.800%, 12/01/03                           250           247
      Salomon
      6.750%, 02/15/03                           200           195
      Salomon, MTN
      7.590%, 01/28/00                           350           358
      Sears Roebuck Acceptance, MTN
      6.560%, 11/20/03                           150           148
      Smith Barney
      6.625%, 11/15/03                           300           294
      Sunamerica
      6.200%, 10/31/99                           250           248
                                                            ------
  Total Corporate Obligations
  (Cost $3,245)                                              3,244
                                                            ------
  U.S. TREASURY OBLIGATIONS (44.1%)
      U.S. Treasury Bonds
         7.500%, 11/15/16                        250           271
         8.125%, 08/15/19                        850           983
         7.625%, 02/15/25                        250           277

-----------------------------------------------------------------------
                                                FACE
                                            AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------------
      U.S. Treasury Notes
         6.875%, 07/31/99                        $725       $  740
         6.250%, 08/31/00                         600          602
         7.875%, 11/15/04                         475          518
         6.500%, 10/15/06                         150          151
                                                            ------
  Total U.S. Treasury Obligations
     (Cost $3,501)                                           3,542
                                                            ------
  U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED BONDS (10.0%)
      FHLMC
         7.500%, 09/01/03                         296          301
      FNMA
         7.500%, 12/01/03                         493          501
                                                            ------
  Total U.S. Government Agency
     Mortgage-Backed Bonds
     (Cost $806)                                               802
                                                            ------

  REPURCHASE AGREEMENT (4.5%)
    Lehman Brothers
      5.580%,  dated 12/31/96,
      matures 01/02/97, repurchase
      price $358,982 (collateralized
      by U.S. Treasury Bond,
      par value $358,870, 7.250%,
      05/15/16: market value $372,974)            359          359
                                                            ------
  Total Repurchase Agreement
     (Cost $359)                                               359
                                                            ------
  Total Investments (98.9%)
     (Cost $7,911)                                           7,947
                                                            ------
  OTHER ASSETS AND LIABILITIES, NET (1.1%)                      92
                                                            ------

--------------------------------------------------------------------
                                                         Value (000)
--------------------------------------------------------------------
  NET ASSETS:
      Portfolio Shares (unlimited
         authorization -- no par value)
         based on 810,347 outstanding
         shares of beneficial interest                      $  8,043
      Accumulated net realized loss
         on investments                                          (40)
      Net unrealized appreciation
         on investments                                           36
                                                            --------
  Total Net Assets (100.0%)                                 $  8,039
                                                            ========
  Net Asset Value, Offering Price and
      Redemption Price Per Share                               $9.92
                                                            ========
MTN -- MEDIUM TERM NOTE
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
17

SCHEDULE OF INVESTMENTS
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------
                                              SHARES        VALUE (000)
-----------------------------------------------------------------------
  FOREIGN STOCKS (72.9%)
  ARGENTINA (2.3%)
      YPF Sociedad Anonima,
      Cl D, ADR                                  900           $  23
                                                               -----
  BRAZIL (4.6%)
      Telecom Brazil ADR                         600              46
                                                               -----
  FINLAND (4.6%)
      Nokia ADR                                  800              46
                                                               -----
  FRANCE (9.0%)
      SGS -Thomson Microelectronics*           1,000              70
      Technip                                    200              19
                                                               -----
                                                                  89
                                                               -----
  GERMANY (1.7%)
      Veba                                       300              17
                                                               -----
  HONG KONG (1.7%)
      HSBC Holdings                              800              17
                                                               -----
  ITALY (1.6%)
      Saipem                                   3,500              16
                                                               -----
  JAPAN (9.8%)
      Sony ADR                                   700              46
      Canon                                    1,000              22
      Honda Motor                              1,000              29
                                                               -----
                                                                  97
                                                               -----
  NETHERLANDS (1.8%)
      Ing Groep                                  500              18
                                                               -----
  PANAMA (4.6%)
      Banco Latinamericano de
      Exportaciones                              900              46
                                                               -----
------------------------------------------------------------------------
                                              SHARES        VALUE (000)
------------------------------------------------------------------------
  PERU (4.5%)
      CPT Telefoncia del Peru                  2,400          $  45
                                                              -----
  SPAIN (1.6%)
      Telefonica de Espana                       700             16
                                                              -----
  SWEDEN (1.5%)
      Ericsson Telephone, Ser B                  500             15
                                                              -----
  SWITZERLAND (14.4%)
      Novartis*                                  124            143
                                                              -----
  UNITED KINGDOM (9.2%)
      BAT Industries ADR                       2,800             46
      Bank of Ireland                          3,000             27
      London Forfaiting                        3,500             18
                                                              -----
                                                                 91
                                                              -----
  Total Foreign Stocks
     (Cost $711)                                                725
                                                              -----
  Total Investments (72.9% of Net Assets)
     (Cost $711)                                              $ 725
                                                              =====
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
18

THIS PAGE INTENTIONALLY LEFT BLANK
19

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  FOR THE YEAR ENDED DECEMBER 31, 1996

                                                          --------------
                                                           INTERNATIONAL
                                                              EQUITY
                                                               FUND
                                                           ------------
Assets:
   Investments at Market Value (Cost $711) ..............    $  725
   Cash and Foreign Currency ............................       326
   Other Assets .........................................        12
                                                             ------
   Total Assets .........................................     1,063
                                                             ------
Liabilities:
   Payables for Investment Securities Purchased .........        57
   Accrued Expenses .....................................        11
                                                             ------
   Total Liabilities ....................................        68
                                                             ------
Net Assets:
   Portfolio Shares (Unlimited Authorization --
    No Par Value) Based on 97,922 Outstanding Shares
    of Beneficial Interest ..............................       980
   Accumulated Net Realized Gain on Foreign Currency
    Transactions ........................................         1
   Net Unrealized Appreciation on Investments ...........        14
                                                             ------
   Total Net Assets .....................................    $  995
                                                             ======
Net Asset Value, Offering and Redemption Price Per Share     $10.16
                                                             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS

                                                                     VALUE
                                                                    INCOME     MID-CAP     CAPITAL      INVESTMENT  INTERNATIONAL
                                                                     STOCK     EQUITY      GROWTH         GRADE        EQUITY
                                                                     FUND       FUND        FUND        BOND FUND       FUND
                                                                   --------   --------    --------     ----------     --------
                                                                   01/01/96-  01/01/96-   01/01/96-     01/01/96-     11/07/96*
                                                                   12/31/96   12/31/96    12/31/96      12/31/96      12/31/96
                                                                   --------   --------    --------      --------      --------
Investment Income:
   Interest Income                                                  $   73      $   59     $    99       $  369         $    2
   Dividend Income                                                     428          82         179           --             --
                                                                    ------      ------     -------       ------         ------
       Total Investment Income                                         501         141         278          369              2
                                                                    ------      ------     -------       ------         ------
Expenses:
   Investment Advisory Fees                                            118          94         139           43              1
   Investment Advisory Fees Waived                                    (118)        (94)       (139)         (43)            (1)
   Reimbursement from Advisor                                          (29)        (40)        (15)         (76)           (14)
   Administrator Fees                                                   63          63          63           63             11
   Custody Fees                                                         30          22          26           18             --
   Transfer Agent Fees                                                  24          17          21           15              2
   Professional Fees                                                    26          16          22           12              1
   Trustee Fees                                                          6           4           5            4             --
   Registration Fees                                                     8           3           6            1             --
   Printing Expenses                                                    11           8          10            6             --
   Insurance and Other Fees                                             --          --          --           --              1
   Amortization of Deferred Organization Costs                           1           1           1            1             --
                                                                    ------      ------     -------       ------         ------
       Total Expenses                                                  140          94         139           44              1
                                                                    ------      ------     -------       ------         ------
         Net Investment Income                                         361          47         139          325              1
                                                                    ------      ------     -------       ------         ------
   Net Realized Gain (Loss) on Securities Sold                       1,122         702       1,357          (40)            --
   Net Realized Gain on Foreign Currency Transactions                   --          --          --          --               1
   Net Unrealized Appreciation (Depreciation) on Investments         1,133         637       1,199          (34)            14
                                                                    ------      ------     -------       ------         ------
         Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currency                          2,255       1,339       2,556          (74)            15
                                                                    ------      ------     -------       ------         ------
Increase in Net Assets from Operations                              $2,616      $1,386     $ 2,695       $  251         $   16
                                                                    ======      ======     =======       ======         ======

*Commencement of Operations
Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
STI CLASSIC VARIABLE TRUST FUNDS

                                                                  VALUE INCOME STOCK
                                                                         FUND                        MID-CAP EQUITY FUND
                                                                 ---------------------             -----------------------
                                                                 01/01/96-    10/02/95*            01/01/96-     10/02/95*-
                                                                 12/31/96     12/31/95             12/31/96      12/31/95
                                                                 --------     --------             --------      ---------
Investment Activities:
   Net Investment Income                                          $   361      $    23              $    47        $    16
   Net Realized Gain (Loss) on Investments                          1,122            5                  702              9
   Net Realized Gain on Foreign Currency Transactions                  --           --                   --             --
   Net Unrealized Appreciation (Depreciation) on Investments        1,133          197                  637             66
                                                                 --------     --------             --------       --------
Increase in Net Assets Resulting from Operations                    2,616          225                1,386             91
                                                                 --------     --------             --------       --------
Distributions to Shareholders:

   Net Investment Income                                             (355)         (23)                 (47)           (16)
   Capital Gains                                                       --           --                   --             --
                                                                 --------     --------             --------       --------
       Total Distributions                                           (355)         (23)                 (47)           (16)
                                                                 --------     --------             --------       --------
Capital Transactions:
   Proceeds from Shares Issued                                     24,660        3,790                9,578          3,318
   Reinvestment of Cash Distributions                                 355           23                   47             16
   Cost of Shares Repurchased                                         (75)          --                  (79)            --
                                                                 --------     --------             --------       --------
   Increase in Net Assets from Share Transactions                  24,940        3,813                9,546          3,334
                                                                 --------     --------             --------       --------
       Total Increase in Net Assets                                27,201        4,015               10,885          3,409
                                                                 --------     --------             --------       --------
Net Assets:
   Beginning of Period                                              4,015           --                3,409             --
                                                                 --------     --------             --------       --------
   End of Period                                                  $31,216      $ 4,015              $14,294        $ 3,409
                                                                 ========     ========             ========       ========

Shares Issued and Redeemed:
   Shares Issued                                                    2,116          374                  877            330
   Shares Issued in Lieu of Cash Distributions                         30            2                    4              2
   Shares Redeemed                                                     (6)          --                   (7)            --
                                                                 --------     --------              --------      --------
     Net Share Transactions                                         2,140          376                  874            332
                                                                 ========     ========              ========      ========

                                                                                                     INVESTMENT GRADE BOND
                                                                    CAPITAL GROWTH FUND                      FUND
                                                                  -----------------------          -------------------------
                                                                  01/01/96-      10/02/95*-        01/01/96-       10/02/95*-
                                                                  12/31/96       12/31/95          12/31/96        12/31/95
                                                                  --------       --------          --------        ---------
Investment Activities:
   Net Investment Income                                            $   139       $    13           $   325          $    35
   Net Realized Gain (Loss) on Investments                            1,357           (13)              (40)              --
   Net Realized Gain on Foreign Currency Transactions                    --            --                --               --
   Net Unrealized Appreciation (Depreciation) on Investments          1,199           196               (34)              70
                                                                   --------      --------          --------         --------
Increase in Net Assets Resulting from Operations                      2,695           196               251              105
                                                                   --------      --------          --------         --------
Distributions to Shareholders:

   Net Investment Income                                               (138)          (13)             (325)             (35)
   Capital Gains                                                         --            --                --               --
                                                                   --------      --------          --------         --------
       Total Distributions                                             (138)          (13)             (325)             (35)
                                                                   --------      --------          --------         --------
Capital Transactions:
   Proceeds from Shares Issued                                       18,759         3,582             5,002            3,010
   Reinvestment of Cash Distributions                                   139            13               325               35
   Cost of Shares Repurchased                                           (44)           --              (329)              --
                                                                   --------      --------          --------         --------
   Increase in Net Assets from Share Transactions                    18,854         3,595             4,998            3,045
                                                                   --------      --------          --------         --------
       Total Increase in Net Assets                                  21,411         3,778             4,924            3,115
                                                                   --------      --------          --------         --------
Net Assets:
   Beginning of Period                                                3,778            --             3,115               --
                                                                   --------      --------          --------         --------
   End of Period                                                    $25,189       $ 3,778           $ 8,039          $ 3,115
                                                                   ========      ========          ========         ========

Shares Issued and Redeemed:
   Shares Issued                                                      1,567           354               506              301
   Shares Issued in Lieu of Cash Distributions                           11             1                33                3
   Shares Redeemed                                                       (4)           --               (33)              --
                                                                   --------      --------          --------         --------
     Net Share Transactions                                           1,574           355               506              304
                                                                   ========      ========          ========         ========

                                                                  INTERNATIONAL
                                                                   EQUITY FUND
                                                                  -------------
                                                                   11/07/96*-
                                                                   12/31/96
                                                                   ---------
Investment Activities:
   Net Investment Income                                            $      1
   Net Realized Gain (Loss) on Investments                                --
   Net Realized Gain on Foreign Currency Transactions                      1
   Net Unrealized Appreciation (Depreciation) on Investments              14
                                                                    --------
Increase in Net Assets Resulting from Operations                          16
                                                                    --------
Distributions to Shareholders:

   Net Investment Income                                                  (1)
   Capital Gains                                                          --
                                                                    --------
       Total Distributions                                                (1)
                                                                    --------
Capital Transactions:
   Proceeds from Shares Issued                                           979
   Reinvestment of Cash Distributions                                      1
   Cost of Shares Repurchased                                             --
                                                                    --------
   Increase in Net Assets from Share Transactions                        980
                                                                    --------
       Total Increase in Net Assets                                      995
                                                                    --------
Net Assets:
   Beginning of Period                                                    --
                                                                    --------
   End of Period                                                    $    995
                                                                    ========

Shares Issued and Redeemed:
   Shares Issued                                                          98
   Shares Issued in Lieu of Cash Distributions                            --
   Shares Redeemed                                                        --
                                                                    --------
     Net Share Transactions                                               98
                                                                    ========

*Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22 & 23

FINANCIAL HIGHLIGHTS
STI CLASSIC VARIABLE TRUST FUNDS  FOR THE PERIODS ENDED DECEMBER 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                    NET           NET REALIZED AND
                             NET ASSET VALUE    INVESTMENT   UNREALIZED GAINS (LOSSES)  DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD    INCOME           ON INVESTMENTS      NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ----------   ------------------------  ---------------------  ----------------------
VALUE INCOME STOCK FUND
           1996                     $10.67         $0.23              $1.74                  $(0.23)                  $ --
           1995 (1)                  10.00          0.06               0.67                   (0.06)                    --

MID-CAP EQUITY FUND (A)
           1996                     $10.27         $0.06              $1.59                  $(0.06)                  $ --
           1995 (1)                  10.00          0.05               0.27                   (0.05)                    --

CAPITAL GROWTH FUND
           1996                     $10.66         $0.12              $2.40                  $(0.12)                  $ --
           1995 (1)                  10.00          0.04               0.66                   (0.04)                    --

INVESTMENT GRADE BOND FUND
           1996                     $10.25         $0.54             $(0.33)                 $(0.54)                  $ --
           1995 (1)                  10.00          0.13               0.25                   (0.13)                    --

INTERNATIONAL EQUITY FUND
           1996 (2)                 $10.00         $0.01             $ 0.16                  $(0.01)                  $ --

                                                                                                          RATIO OF
                                                                                      RATIO OF           EXPENSES TO
                             NET ASSET            NET ASSETS       RATIO OF        NET INVESTMENT     AVERAGE NET ASSETS
                             VALUE END    TOTAL     END OF       EXPENSES TO          INCOME TO       (EXCLUDING WAIVERS
                             OF PERIOD   RETURN  PERIOD (000) AVERAGE NET ASSETS  AVERAGE NET ASSETS  AND REIMBURSEMENTS)
                             ---------   ------  ------------ ------------------  ------------------  -------------------
VALUE INCOME STOCK FUND
           1996                $12.41    18.64%     $31,216          0.95%               2.45%               1.95%
           1995 (1)             10.67     7.31*       4,015          0.95                2.98                5.72

MID-CAP EQUITY FUND (A)
           1996                $11.86    16.05%     $14,294          1.15%               0.58%               2.79%
           1995 (1)             10.27     3.19*       3,409          1.15                2.22                6.34

CAPITAL GROWTH FUND
           1996                $13.06    23.75%     $25,189          1.15%               1.15%               2.43%
           1995 (1)             10.66     6.96*       3,778          1.15                1.69                6.18

INVESTMENT GRADE BOND FUND
           1996                $ 9.92     2.29%     $ 8,039          0.75%               5.54%               2.78%
           1995 (1)             10.25     3.68*       3,115          0.75                5.04                6.05

INTERNATIONAL EQUITY FUND
           1996 (2)            $10.16     1.70%*    $   995          1.60%               1.83%              31.39%

                                 RATIO OF
                           NET INVESTMENT INCOME
                             INCOME (LOSS) TO
                            AVERAGE NET ASSETS   PORTFOLIO    AVERAGE
                            (EXCLUDING WAIVERS   TURNOVER   COMMISSION
                            AND REIMBURSEMENTS)    RATE        RATE(3)
                            -------------------  ---------  -----------
VALUE INCOME STOCK FUND
           1996                    1.45%            79.80%     $0.054
           1995 (1)               (1.79)             7.17        n/a

MID-CAP EQUITY FUND (A)
           1996                   (1.06)%          139.60%     $0.053
           1995 (1)               (2.97)            13.29        n/a

CAPITAL GROWTH FUND
           1996                   (0.13)%          148.48%     $0.053
           1995 (1)               (3.34)             8.05        n/a

INVESTMENT GRADE BOND FUND
           1996                    3.51%           303.30%       n/a
           1995 (1)               (0.26)           108.55        n/a

INTERNATIONAL EQUITY FUND
           1996 (2)              (27.96)%              --%     $0.062

(1) Commenced operations on October 2, 1995. All ratios for the period have been annualized.
(2) Commenced operations on November 7, 1996. All ratios for the period have been annualized.
(3) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
 *  Returns are for the period indicated and have not been annualized.
(A) During the fiscal year ended December 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.
Amounts designated as "--" are either zero or rounded to zero.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24 & 25

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS  DECEMBER 31, 1996

1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Trust Act of 1940, as amended, as an open-end management investment Trust with five funds: the Value Income Stock Fund, the Mid-Cap Equity Fund (formerly the Aggressive Growth Fund), the Capital Growth Fund, the International Equity Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective policies and strategies.


2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Investment Grade Bond and the Equity Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE-- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the respective class of the Fund. The offering price per share for the shares of the Investment Grade Bond and Equity Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS--With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (II) purchases and sales of investment securities, income, and expenses at the relevent rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Value Income Stock Fund, the Mid-Cap Equity Fund and the Capital Growth Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually. Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Administration and Distribution Agreements

The Trust and SEI Fund Resources (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated May 29, 1995. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion, and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 29, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Financial Services Company ("the Distributor") are parties to a Distribution Agreement dated May 29, 1995. The Distributor receives no fees for its services under this agreement.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FUNDS   DECEMBER 31, 1996



4. Investment Advisory Agreement

Investment advisory services are provided to the Trust by STI Capital Management, N.A. ("STI Capital"). Under the terms of the investment advisory agreements, STI Capital is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of .74%, 1.15%, .80%, 1.15% and 1.25% of the average daily net assets of the Investment Grade Bond Fund, Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity Fund and International Equity Fund, respectively. STI Capital has voluntarily agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a maximum of sixty months following commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Financial Services Company (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the period ended December 31, 1996 were as follows:

                                              U.S. GOVT.  U.S. GOVT.
                           PURCHASES  SALES   PURCHASES     SALES
                             (000)    (000)     (000)       (000)
                           ---------  -----   ---------   ----------
Value Income Stock Fund     $35,134 $10,960    $ --         $ --
Mid-Cap Equity Fund          18,766   9,875      --           --
Capital Growth Fund          31,973  15,068      --           --
Investment Grade
   Bond Fund                  5,936   2,708   14,983        13,381
International Equity Fund       711     --       --           --


At December 31, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at December 31, 1996 was as follows:

                               APPRECIATED  DEPRECIATED  NET UNREALIZED
                               SECURITIES   SECURITIES    APPRECIATION
                                  (000)        (000)          (000)
                               -----------  -----------  --------------
Value Income Stock Fund          $1,695       $(365)        $1,330
Mid-Cap Equity Fund               1,131        (428)           703
Capital Growth Fund               1,757        (362)         1,395
Investment Grade Bond Fund           67         (31)            36
International Equity Fund            15          (1)            14


At December 31, 1996 the following Fund had a capital loss carryforward:
                                      AMOUNT      EXPIRES
                                      ------      -------
Investment Grade Bond Fund            $2,212        2004

7. Concentration of Credit Risk:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S & P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Fund at December 31, 1996:

MOODY'S                         % OF PORTFOLIO VALUE
------------------------        --------------------
Aaa                                    56.5%
Aa                                      2.5%
A                                      26.4%
Baa                                    10.1%
Repurchase Agreement                    4.5%
                                  ----------
                                        100%
                                  ==========

S & P                           % OF PORTFOLIO VALUE
------------------------        --------------------
Aaa                                    56.6%
Aa                                      2.5%
A                                      26.3%
BBB                                    10.1%
Repurchase Agreement                    4.5%
                                   ---------
                                        100%
                                  ==========
29

                                                                       Unaudited
                             NOTICE TO SHAREHOLDERS
                                       OF
                        STI CLASSIC VARIABLE TRUST FUNDS



For shareholders that do not have a December 31, 1996 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 1996 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 1996, each portfolio is designating the following items with regard to distributions paid during the year:

                                      (A)             (B)              (C)
                                   LONG TERM       ORDINARY
                                 CAPITAL GAINS      INCOME            TOTAL
                                 DISTRIBUTIONS   DISTRIBUTIONS    DISTRIBUTIONS
PORTFOLIO                         (TAX BASIS)     (TAX BASIS)      (TAX BASIS)
---------                        -------------   -------------    -------------
Value Income Stock Fund                0%             100%             100%
Mid-Cap Equity Fund                    0%             100%             100%
Capital Growth Fund                    0%             100%             100%
Investment Grade Bond Fund             0%             100%             100%
International Equity Fund              0%             100%             100%


                                       (D)             (E)
                                   QUALIFYING      TAX-EXEMPT
PORTFOLIO                         DIVIDENDS (1)     INTEREST
---------                         -------------    ----------
Value Income Stock Fund                 83%            0%
Mid-Cap Equity Fund                    100%            0%
Capital Growth Fund                     85%            0%
Investment Grade Bond Fund               0%            0%
International Equity Fund                0%            0%

------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
  * Items (A) and (B) are based on a percentage of each portfolio's total distributions.
 ** Item (D) is based on the net income of the portfolio.
*** Item (E) is based on the gross income of the portfolio.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Trustees of
   STI Classic Variable Trust:

We have audited the accompanying statements of net assets of Value Income Stock, Mid-Cap Equity (formerly Aggressive Growth), Capital Growth, Investment Grade Bond and International Equity Funds of STI Classic Variable Trust (the "Trust") as of December 31, 1996, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Income Stock, Mid-Cap Equity, Capital Growth, Investment Grade Bond and International Equity Funds of STI Classic Variable Trust as of December 31, 1996, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.





ARTHUR ANDERSEN LLP



Philadelphia, Pa.
February 4, 1997

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